Summary of Significant Accounting Policies (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of Earnings Per Share Basic And Diluted
The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share attributable to holders of Common Stock (in thousands, except share data):

	For the Nine Months September 30,
	2021	2020
	(unaudited)
Numerator
Net (loss) income	$(4,801)	$27,653
Less: noncumulative dividend to convertible preferred stockholders	—	(6,464)
Less: undistributed earnings to participating securities	—	(13,756)

Net (loss) income attributed to common stockholders—Basic	(4,801)	7,433
Add: undistributed earnings reallocated to common stockholders	—	732

Net (loss) income attributed to common stockholders—Diluted	$(4,801)	$8,165
Denominator
Weighted average shares of common stock—basic	100,176,295	88,943,115
Dilutive effect of equity incentive awards	—	10,421,439

Weighted average shares of common stock—diluted	100,176,295	99,364,554
Net (loss) income per share
Basic	$(0.05)	$0.08
Diluted	$(0.05)	$0.08

The following table sets forth the computation of the Company’s basic and diluted net loss (income) per share attributable to holders of Common Stock (in thousands, except share data):

	For the Year Ended December 31,
	2020	2019
Numerator
Net (loss) income	$(6,957)	$787
Less: noncumulative dividend to convertible preferred stockholders	—	(787)

Net (loss) income attributed to common stockholders—Basic	(6,957)	—
Add back: undistributed earnings allocated to noncumulative dividend to convertible preferred stockholders	—	2,694
Less: non-cumulative dividend to convertible preferred stockholders	—	(2,694)

Net (loss) income attributed to common stockholders—Diluted	(6,957)	—
Denominator
Weighted average shares of common stock—basic	90,986,048	76,918,167
Dilutive effect of equity incentive awards	—	33,647,099
Dilutive effect of Series A convertible stock	—	133,216,940
Dilutive effect of Series B-2 convertible stock	—	3,991,610

Weighted average shares of common stock—diluted	90,986,048	247,773,816
Net (loss) income per share
Basic	$(0.08)	$0.00
Diluted	$(0.08)	$0.00

Summary of assets and liabilities measured at fair value on a recurring basis
Following are the major categories of assets and liabilities measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) (in thousands):

September 30, 2021	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$13,755	$—	$—	$13,755
Derivative asset on loans to stockholders	—	—	33,505	33,505

Total assets	$13,755	$—	$33,505	$47,260

Liabilities
Warrant liability	$—	$—	$3,586	$3,586
Note payable	—	—	14,608	14,608

Total liabilities	$—	$—	$18,194	$18,194

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$17,666	$—	$—	$17,666
Derivative asset on loans to stockholders	—	—	457	457

Total assets	$17,666	$—	$457	$18,123

Following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) (in thousands):

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$17,666	$—	$—	$17,666
Derivative asset on loans to stockholders	—	—	457	457

Total assets	$17,666	$—	$457	$18,123

December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$25,305	$—	$—	$25,305
Derivative asset on loans to stockholders	—	—	457	457

Total assets	$25,305	$—	$457	$25,762

Summary of computation of diluted net loss (income) per share
The following potentially dilutive shares were excluded from the computation of diluted net (loss) income per share for the periods presented because including them would have been antidilutive:

	For the Nine Months September 30,
	2021	2020
	(unaudited)
Equity incentive awards	28,364,683	18,120,547
Convertible preferred stock	150,534,600	150,534,600
Series B-1 warrants	1,722,640	—

Total	180,621,923	168,655,147

The following potentially dilutive shares were excluded from the computation of diluted net loss (income) per share for the periods presented because including them would have been antidilutive:

	For the Year Ended December 31,
	2020	2019
Equity incentive awards	23,352,837	4,611,850
Convertible preferred stock	150,534,600	13,326,050

Total	173,887,437	17,937,900

Derivative Liability [Member]
Summary of roll-forward of the Level 3 derivative asset and liability on loans
A roll-forward of the Level 3 warrant liability is as follows (dollars in thousands):

Opening value at December 31, 2020	$—
Initial fair value at the original issuance date	106
Change in fair value during the period	3,480

Ending value at September 30, 2021	$3,586

A roll-forward of the Level 3 derivative liability is as follows (dollars in thousands):

Opening value at January 1, 2019	$940
Change in fair value during the period	536
Conversion into Series B-2 preferred stock	(1,476)

Ending value at December 31, 2019	$—

Summary of fair value of the derivative asset and liability	The following table presents the assumptions used to value the warrant liability for the period ended September 30, 2021:

Expected volatility	57.0%
Risk-free interest rate	0.1—0.2%
Remaining term	0.1—1.7 Years

The Company used a discounted cash flow valuation technique to determine the fair value of the derivative liability. Unobservable inputs include terms in years, calibrated risk premiums, option adjusted spreads and risk-free rates.

Unobservable Inputs	Range
Term (in years)	0.63 to 1.10
Calibrated risk premium	2.46% to 5.50%
Option adjusted spread	6.62% to 11.04%
Risk-free rate	1.87% to 2.62%

Derivative Asset [Member]
Summary of roll-forward of the Level 3 derivative asset and liability on loans
A roll-forward of the Level 3 derivative asset on loans to stockholders is as follows (dollars in thousands):

Ending value at December 31, 2019	$457
Change in fair value during the period	—

Ending value at December 31, 2020	457
Amendment to loan to stockholder	5
Change in fair value during the period	33,043

Ending value at September 30, 2021	$33,505

A roll-forward of the Level 3 derivative asset on loans to stockholders is as follows (dollars in thousands):

Opening value at January 1, 2019	$—
Initial fair value at the original issuance dates	457
Change in fair value during the period	—

Ending value at December 31, 2019	$457

Change in fair value during the period	—

Ending value at December 31, 2020	$457

Summary of fair value of the derivative asset and liability	The following table presents the assumptions used to value the call options for the period ended September 30, 2021:	The following table presents the assumptions used to value the call options for the year ended December 31 2020:

Expected volatility	61.5%
Risk-free interest rate	0.2%
Remaining term	3.0 Years

Promissory Note [Member]
Summary of roll-forward of the Level 3 derivative asset and liability on loans
A roll-forward of the Level 3 promissory note is as follows (dollars in thousands):

Opening value at December 31, 2020	$—
Initial fair value at the original issuance date	14,608
Change in fair value during the period	—

Ending value at September 30, 2021	$14,608

VPC Impact Acquisition Holdings III, Inc [Member]
Schedule of Earnings Per Share Basic And Diluted

	Three Months Ended September 30, 2021		For the Period from January 14, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common shares
Numerator:
Allocation of net loss, as adjusted	$(2,141,472)	$(535,368)	$(5,990,311)	$(1,815,599)
Denominator:
Basic and diluted weighted average common shares outstanding	25,376,598	6,344,150	20,481,452	6,207,710
Basic and diluted net loss per common shares	$(0.08)	$(0.08)	$(0.29)	$(0.29)

Schedule of Reconciliation of common stock reflected in the balance sheet

At September 30, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$253,765,980
Less:
Proceeds allocated to Public Warrants	$(10,340,965)
Class A common stock issuance costs	$(13,786,000)
Plus:
Accretion of carrying value to redemption value	$24,126,965
Class A common stock subject to possible redemption	$253,765,980

Summary of fair value of the derivative asset and liability
The key inputs into the Monte Carlo simulation model Public Warrants and the Black-Scholes-Merton model for the Private Placement Warrants were as follows:

	January 12, 2021
	(Initial Measurement)		September 30, 2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Stock Price	$10.00	$9.59	$9.91
Exercise Price	$11.50	$11.50	$11.50
Volatility	26.9%	26.0%	29.0%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00%	0.00%	0.00%
Risk Free Rate	1.21%	1.21%	0.98%